Note 2: Summary of Significant Accounting Practices: Oil and Gas Development - Offset Drilling (Policies)	3 Months Ended
Aug. 31, 2013
Policies
Oil and Gas Development - Offset Drilling

OIL AND GAS DEVELOPMENT - OFFSET DRILLING

The Company's development - offset drilling program consists of drilling new wells within a proven and producing property. Well locations are selected by geologists based on known and historical data from producing oil and gas wells within the property or adjoining properties. All costs of drilling a new offset well are capitalized and amortized (depletion) on a per-unit of barrel equivalent of production.